Share Capital, Reserves and Accumulated Deficit	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves and Accumulated Deficit [Abstract]
SHARE CAPITAL, RESERVES AND ACCUMULATED DEFICIT
NOTE 16:	SHARE CAPITAL, RESERVES AND ACCUMULATED DEFICIT

a.	The Company’s Ordinary shares of NIS 0.1 par value are traded on the TASE. The Company’s ADSs are listed for trading on the Nasdaq Capital Market in the U.S. Each ADS consist of 100 Company’s Ordinary shares.

Ordinary shares confer upon their holders voting rights and right to participate in the shareholders’ meeting, right to receive dividends and the right to participate in the excess of assets upon liquidation of the Company.

b.	The Company’s authorized share capital is 1,450,000,000 Ordinary Shares.

c.

On August 14, 2024, the Company issued 150,000,000 ordinary shares and warrants to purchase 150,000,000 ordinary shares, in a fund-raising round of US$1,500 thousand. In the fund-raising participated one of the Company’s related parties.

The consideration received from the issuance of different financial instruments in a single transaction is attributed initially to financial liabilities that are measured at each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value and the remaining amount is recognized as equity component. At the closing, the fair value of the Warrants was greater than the gross proceeds received. Therefore, the entire consideration was allocated to the Warrants liability and no consideration has been allocated to equity component, except for a sorting between Share Capital and Additional Paid In Capital, in the amount of $4,020 thousand, representing the 150,000,000 ordinary shares issued. As a result, applicable issuance costs of $ 71 thousand have been recorded as an expense under financing expenses. See note 13 regarding the measurement of the warrants liability.

If, at inception of a contract, the valuation cannot be supported by observable market data, any gain or loss determined by the valuation methodology is not recognized in the income statement but is deferred on the balance sheet and is commonly known as a ‘day-one gain or loss’. This deferred gain or loss is recognized in the income statement over the life of the contract until substantially all the remaining contractual cash flows can be valued using observable market data at which point any remaining deferred gain or loss is recognized in the income statement. Changes in valuation subsequent to the initial valuation at inception of a contract are recognized immediately in the income statement. As of August 14, 2024, December 31, 2024 and December 31, 2025, the deferred loss amounted to $1,128 thousand, $1,044 thousand and $136 thousand, respectively.

d.	On October 9, 2025, 1,250,000 warrants (equal to 125,000,000 ordinary shares) were exercised on a cashless basis (see Note 13). As a result, the Company issued 64,858,100 ordinary shares. Upon exercise, the warrant liability of $934 thousand was reclassified to equity, of which $2,001 thousand was recorded as Share Capital (representing the par value of the shares issued) and $(1,067) thousand was recorded against Additional Paid-In Capital.

e.	On August 14,2024, the Company issued 186,479,027 ordinary shares as part of the Transaction, see also Note 5. During 2025, the contingent warrants issued to the previous owners of Social Proxy were cancelled, as the underlying financial milestones were not achieved within the applicable measurement periods (see Note 13).

f.	In March 2026, subsequent to the reporting date, the Company changed the ratio of its ADSs to its ordinary shares from one ADS for every 100 ordinary shares to one ADS for every 400 ordinary shares; the change had no impact on the Company’s outstanding ordinary shares (see Note 28).
g.	Subsequent to the reporting date, a convertible loan from a director (see Note 14) was converted into 92,105 ADSs, representing 36,842,000 ordinary shares of NIS 0.1 par value each. As the shares were allotted below their par value, the Company capitalized approximately NIS 3.0 million from share premium to share capital in accordance with Section 304 of the Israeli Companies Law, 1999 (see Note 28).